Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands						11 Months Ended
	Oct. 05, 2023	Jun. 05, 2023	Jan. 05, 2023	Dec. 28, 2022	Oct. 14, 2022	Dec. 31, 2022	Jul. 05, 2022
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense						$ 2,789
Certain Service Providers [Member]
Number of Shares [Roll Forward]
Granted (in shares)				120,000	200,000
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares						$ 2,522
Recognition period for unrecognized cost for non-vested shares						9 months 3 days
Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)				2,000,000	1,500,000		150,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)						0
Granted (in shares)						1,700,000
Vested (in shares)						(566,684)
Outstanding at end of year (in shares)						1,133,316
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)						$ 0
Granted (in dollars per share)						3.12
Vested (in dollars per share)						3.12
Outstanding at end of year (in dollars per share)						$ 3.12
Equity Incentive Plan [Member] | Awarded October 14, 2022 [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)					1,000,000
Vested (in shares)					(333,344)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)					$ 2.28
Equity Incentive Plan [Member] | Awarded October 14, 2022 [Member] | Restricted Stock [Member] | Plan [Member]
Number of Shares [Roll Forward]
Vested (in shares)		(333,328)	(333,328)
Equity Incentive Plan [Member] | Awarded October 14, 2022 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)					800,000
Equity Incentive Plan [Member] | Awarded October 14, 2022 [Member] | Restricted Stock [Member] | Certain Service Providers [Member]
Number of Shares [Roll Forward]
Granted (in shares)					200,000
Equity Incentive Plan [Member] | Awarded December 28, 2022 [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)				700,000
Vested (in shares)				(233,340)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)				$ 4.33
Equity Incentive Plan [Member] | Awarded December 28, 2022 [Member] | Restricted Stock [Member] | Plan [Member]
Number of Shares [Roll Forward]
Vested (in shares)	(233,330)	(233,330)
Equity Incentive Plan [Member] | Awarded December 28, 2022 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)				580,000
Equity Incentive Plan [Member] | Awarded December 28, 2022 [Member] | Restricted Stock [Member] | Certain Service Providers [Member]
Number of Shares [Roll Forward]
Granted (in shares)				120,000